Consolidated Statements of Financial Condition (Parentheticals) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Purchased options on futures contracts, premiums paid (in Dollars)	$ 0	$ 753,417
Fixed income securities, cost (in Dollars)	1,501,697	11,005,602
Options written on futures contracts, premiums received (in Dollars)	$ 0	$ 978,634
Beneficial Owner [Member] | Capital Unit, Class A [Member] | Trading [Member] | Limited Partner [Member]
Units outstanding	190,458	274,403
Beneficial Owner [Member] | Capital Unit, Class B [Member] | Trading [Member] | Limited Partner [Member]
Units outstanding	4,564	8,103
Managing Owner [Member] | Capital Unit, Class A [Member] | Trading [Member] | General Partner [Member]
Units outstanding	535	535
Participating Owners [Member] | LLC Equity/Non-Trading [Member] | Limited Partner [Member]
Units outstanding	171,234	237,663
Nonparticipating Owners [Member] | LLC Equity/Non-Trading [Member] | Limited Partner [Member]
Units outstanding	2,102,054	2,035,625